SEGMENT INFORMATION AND REVENUE ANALYSIS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Product Or Service [Line Items]
Revenues from continuing operations	$ 50,866	$ 75,947	$ 92,764
Air Travel Media Network [Member]
Product Or Service [Line Items]
Revenues from continuing operations	38,917	59,200	80,002
Gas Station Media Network [Member]
Product Or Service [Line Items]
Revenues from continuing operations	9,840	11,164	12,726
Other Media [Member]
Product Or Service [Line Items]
Revenues from continuing operations	$ 2,109	$ 5,583	$ 36